Sanford C. Bernstein Fund, Inc.

Schedule of Investments

California Municipal Portfolio

December 31, 2023 (unaudited)

	Principal Amount (000)	U.S. $ Value

MUNICIPAL OBLIGATIONS – 94.4%
Long-Term Municipal Bonds – 93.4%
California – 83.8%
Anaheim Housing & Public Improvements Authority (City of Anaheim CA Electric System Revenue) Series 2020 2.792%, 10/01/2032	$3,850	$3,285,114
Bay Area Toll Authority Series 2021 4.15% (MUNIPSA + 0.28%), 04/01/2056(a)	5,000	4,991,547
4.17% (MUNIPSA + 0.30%), 04/01/2056(a)	5,000	4,877,582
4.28% (MUNIPSA + 0.41%), 04/01/2056(a)	9,215	8,955,471
California Community Choice Financing Authority (American International Group, Inc.) Series 2023-D 5.50%, 05/01/2054	5,000	5,387,028
California Community Choice Financing Authority (Deutsche Bank AG) Series 2023 5.25%, 01/01/2054	10,000	10,578,212
California Community Choice Financing Authority (Goldman Sachs Group, Inc. (The)) Series 2021 4.00%, 10/01/2052	7,015	7,063,960
Series 2023 5.00%, 12/01/2053	9,590	10,190,568
California Community Choice Financing Authority (Morgan Stanley) Series 2021-B 4.00%, 02/01/2052	4,435	4,465,050
Series 2023 5.00%, 02/01/2054	14,770	15,944,943
5.194% (SOFR + 1.63%), 07/01/2053(a)	5,000	5,000,005
5.234% (SOFR + 1.67%), 02/01/2054(a)	5,000	5,003,628
California Community Housing Agency (California Community Housing Agency Brio Apartments & Next on Lex Apartments) Series 2021-A 4.00%, 08/01/2047(b)	4,450	3,573,888
California Community Housing Agency (California Community Housing Agency Fountains at Emerald Park) Series 2021 4.00%, 08/01/2046(b)	1,345	1,139,901
California Community Housing Agency (California Community Housing Agency Summit at Sausalito Apartments) Series 2021 4.00%, 02/01/2050(b)	3,390	2,476,886

	Principal Amount (000)	U.S. $ Value

California County Tobacco Securitization Agency (Los Angeles County Securitization Corp.) Series 2020-A 4.00%, 06/01/2037	$510	$520,675
4.00%, 06/01/2038	1,000	1,010,679
5.00%, 06/01/2027	800	846,162
5.00%, 06/01/2028	700	752,626
5.00%, 06/01/2030	500	551,902
5.00%, 06/01/2031	400	441,080
5.00%, 06/01/2032	300	330,482
California Earthquake Authority Series 2022-A 5.603%, 07/01/2027	2,250	2,276,455
California Educational Facilities Authority (St Mary’s College of California) Series 2023 5.25%, 10/01/2033	1,375	1,540,789
California Educational Facilities Authority (University of the Pacific) Series 2015 5.00%, 11/01/2028	1,545	1,610,520
California Enterprise Development Authority (Rocketship Education Obligated Group) Series 2022 4.00%, 06/01/2027(b)	885	856,182
4.00%, 06/01/2031(b)	2,000	1,867,905
California Health Facilities Financing Authority (Cedars-Sinai Medical Center) Series 2015 5.00%, 11/15/2027	6,500	6,803,283
5.00%, 11/15/2028	6,000	6,289,407
5.00%, 11/15/2029	7,000	7,336,562
California Health Facilities Financing Authority (Children’s Hospital Los Angeles) Series 2017-A 5.00%, 08/15/2032	1,215	1,281,172
California Health Facilities Financing Authority (CommonSpirit Health) Series 2020-A 5.00%, 04/01/2032	2,900	3,229,591
5.00%, 04/01/2033	2,000	2,223,329
5.00%, 04/01/2034	750	830,768
California Health Facilities Financing Authority (Stanford Health Care Obligated Group) Series 2023-A 5.00%, 08/15/2033	10,000	12,367,618
California Health Facilities Financing Authority (Sutter Health Obligated Group) Series 2018-A 5.00%, 11/15/2029	1,280	1,391,376
California Infrastructure & Economic Development Bank (California Academy of Sciences) Series 2021 4.22% (MUNIPSA + 0.35%), 08/01/2047(a)	8,700	8,642,803

	Principal Amount (000)	U.S. $ Value

California Infrastructure & Economic Development Bank (California Infrastructure & Economic Development Bank SRF) Series 2017 5.00%, 10/01/2024	$5,000	$5,087,256
Series 2018 5.00%, 10/01/2032	13,965	15,488,481
California Infrastructure & Economic Development Bank (DesertXpress Enterprises LLC) Series 2023 3.65%, 01/01/2050(b)	17,215	17,196,134
8.00%, 01/01/2050(b)	1,605	1,634,439
California Infrastructure & Economic Development Bank (Segerstrom Center for the Arts) Series 2016 5.00%, 07/01/2026	2,370	2,492,126
California Municipal Finance Authority (Emerson College) Series 2017-B 5.00%, 01/01/2030	1,000	1,051,133
California Municipal Finance Authority (LAX Integrated Express Solutions LLC) Series 2018 5.00%, 12/31/2024	250	252,664
5.00%, 12/31/2026	2,200	2,284,896
5.00%, 06/30/2029	1,050	1,114,881
5.00%, 12/31/2029	1,150	1,220,939
5.00%, 12/31/2031	1,930	2,046,858
California Municipal Finance Authority (National Carbon Technologies - California LLC) Series 2023 4.00%, 12/15/2042(b)	4,500	4,500,041
California Municipal Finance Authority (United Airlines, Inc.) Series 2019 4.00%, 07/15/2029	5,250	5,160,423
California Pollution Control Financing Authority (Poseidon Resources Channelside LP) Series 2012 5.00%, 07/01/2027(b)	2,740	2,757,014
California Pollution Control Financing Authority (San Diego County Water Authority Desalination Project Pipeline) Series 2019 5.00%, 07/01/2024(b)	1,335	1,344,596
5.00%, 07/01/2029(b)	3,400	3,551,977
California Public Finance Authority (California University of Science & Medicine Obligated Group) Series 2019 6.25%, 07/01/2054(b)	1,500	1,581,919
California School Finance Authority (KIPP SoCal Public Schools Obligated Group) Series 2020-A 4.00%, 07/01/2040(b)	1,305	1,247,501

	Principal Amount (000)	U.S. $ Value

California School Finance Authority (Lighthouse Community Public Schools Obligated Group) Series 2022 6.25%, 06/01/2042(b)	$1,000	$1,035,104
California School Finance Authority (Partnerships to Uplift Communities Series 2023 Obligated Group) Series 2023 5.00%, 08/01/2033(b)	775	793,799
5.25%, 08/01/2038(b)	500	504,474
California School Finance Authority (Rocketship Education Obligated Group) Series 2015-A 4.25%, 03/01/2028(b)	945	944,597
Series 2016-A 5.00%, 06/01/2031(b)	1,000	1,010,813
California State Public Works Board (California State Public Works Board Lease) Series 2014-A 5.00%, 09/01/2030	11,220	11,356,059
Series 2014-B 5.00%, 10/01/2029	4,445	4,507,384
Series 2017-H 5.00%, 04/01/2030	2,000	2,149,213
5.00%, 04/01/2031	2,000	2,148,416
5.00%, 04/01/2032	1,270	1,363,676
Series 2021-A 5.00%, 02/01/2024	3,810	3,816,215
Series 2021-B 5.00%, 05/01/2024	1,000	1,007,038
California State University Series 2014 5.00%, 11/01/2028 (Pre-refunded/ETM)	280	285,280
Series 2017-A 5.00%, 11/01/2033	5,620	6,078,963
Series 2020-A 5.00%, 11/01/2030	600	693,181
5.00%, 11/01/2031	400	460,551
Series 2020-D 1.49%, 11/01/2028	1,500	1,313,580
Series 2021-B 2.274%, 11/01/2034	7,000	5,538,221
California Statewide Communities Development Authority (CHF-Irvine LLC) Series 2017-A 5.00%, 05/15/2029	1,210	1,257,343
California Statewide Communities Development Authority (Emanate Health Obligated Group) Series 2020-A 5.00%, 04/01/2027	720	762,145
5.00%, 04/01/2028	535	574,745
California Statewide Communities Development Authority (Lancer Educational Housing LLC) Series 2016 5.00%, 06/01/2036(b)	3,250	3,263,760
Series 2019 5.00%, 06/01/2034(b)	755	768,205
5.00%, 06/01/2039(b)	1,800	1,786,554

	Principal Amount (000)	U.S. $ Value

California Statewide Communities Development Authority (Loma Linda University Medical Center) Series 2014 5.25%, 12/01/2034	$4,500	$4,543,852
Series 2018-A 5.00%, 12/01/2027(b)	250	260,101
5.00%, 12/01/2033(b)	1,000	1,035,447
California Statewide Communities Development Authority (NCCD-Hooper Street LLC) Series 2019 5.00%, 07/01/2024(b)	60	60,212
5.00%, 07/01/2029(b)	685	700,337
California Statewide Communities Development Authority (Southern California Edison Co.) Series 2023 4.50%, 11/01/2033	8,500	9,259,613
City & County of San Francisco CA Series 2018-C 5.00%, 06/15/2025	4,235	4,282,036
City & County of San Francisco CA (City & County of San Francisco CA COP) Series 2015-R 5.00%, 09/01/2024	3,970	3,973,862
City of Fremont CA Community Facilities District No. 1 Series 2015 5.00%, 09/01/2027	1,000	1,029,089
City of Los Angeles CA Series 2023 5.00%, 06/27/2024	22,000	22,221,379
City of Los Angeles Department of Airports Series 2017 5.00%, 05/15/2029	1,145	1,187,581
Series 2017-A 5.00%, 05/15/2028	1,440	1,525,344
5.00%, 05/15/2029	2,575	2,730,123
5.00%, 05/15/2031	1,275	1,348,872
Series 2018 5.00%, 05/15/2031	3,000	3,278,038
5.00%, 05/15/2035	1,190	1,273,104
Series 2018-C 5.00%, 05/15/2025	2,955	3,024,489
Series 2019 4.00%, 05/15/2044	4,205	4,186,405
Series 2019-A 5.00%, 05/15/2038	4,315	4,591,958
Series 2020-C 5.00%, 05/15/2031	5,000	5,566,040
5.00%, 05/15/2039	2,655	2,855,676
Series 2021 5.00%, 05/15/2030	5,020	5,592,253
5.00%, 05/15/2033	4,735	5,374,572
5.00%, 05/15/2033 (Pre-refunded/ETM)	265	302,726

	Principal Amount (000)	U.S. $ Value

5.00%, 05/15/2035	$1,685	$1,890,830
Series 2021-D 4.00%, 05/15/2040	2,165	2,181,240
Series 2022 4.00%, 05/15/2036	1,300	1,346,978
4.00%, 05/15/2041	1,100	1,108,735
5.00%, 05/15/2032	4,000	4,546,575
Series 2022-A 4.00%, 05/15/2041	6,160	6,208,914
City of Riverside CA Sewer Revenue Series 2015-A 5.00%, 08/01/2027	2,000	2,079,246
5.00%, 08/01/2030	3,320	3,444,832
Series 2018-A 5.00%, 08/01/2031	2,785	3,124,082
City of Roseville CA (Fiddyment Ranch Community Facilities District No.1) Series 2017 5.00%, 09/01/2028	1,010	1,065,664
5.00%, 09/01/2030	1,295	1,357,458
City of Roseville CA (HP Campus Oaks Community Facilities District No.1) Series 2016 5.00%, 09/01/2031	995	1,028,843
City of San Jose CA Airport Revenue (Norman Y Mineta San Jose International Airport SJC) Series 2014-A 5.00%, 03/01/2025	3,600	3,609,282
CMFA Special Finance Agency VIII Elan Huntington Beach Series 2021 4.00%, 08/01/2047(b)	385	320,333
Compton Community Redevelopment Agency Successor Agency AGM Series 2022-A 5.25%, 08/01/2032	3,925	4,512,022
Contra Costa Transportation Authority Sales Tax Revenue Series 2017-A 5.00%, 03/01/2030	1,250	1,358,713
Coronado Community Development Agency Successor Agency Series 2018-A 5.00%, 09/01/2033	2,935	3,047,123
County of Los Angeles CA Series 2023 5.00%, 06/28/2024	10,000	10,101,050
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority 777 Place-Pomona) Series 2021 3.60%, 05/01/2047(b)	1,500	1,126,917

	Principal Amount (000)	U.S. $ Value

CSCDA Community Improvement Authority (CSCDA Community Improvement Authority 1818 Platinum Triangle-Anaheim) Series 2021 3.35%, 04/01/2047(b)	$3,500	$2,739,722
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Acacia on Santa Rosa Creek) Series 2021 4.00%, 10/01/2046(b)	4,000	3,050,691
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Altana Apartments) Series 2021 3.50%, 10/01/2046(b)	5,000	3,818,327
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Jefferson Platinum Triangle Apartments) Series 2021-A1 2.875%, 08/01/2041(b)	3,695	3,259,586
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Millennium South Bay-Hawthorne) Series 2021 3.375%, 07/01/2043(b)	1,000	801,243
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Oceanaire Apartments) Series 2021 3.20%, 09/01/2046(b)	5,000	3,624,120
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Pasadena Portfolio) Series 2021 2.65%, 12/01/2046(b)	2,475	1,868,570
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Theo Apartments) Series 2021 3.50%, 05/01/2047(b)	2,000	1,596,558
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Union South Bay) Series 2021-A 3.10%, 07/01/2045(b)	3,000	2,250,223
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Vineyard Gardens Apartments) Series 2021 4.00%, 10/01/2048(b)	4,000	2,854,053
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Waterscape Apartments) Series 2021-A 3.00%, 09/01/2056(b)	1,500	1,021,943
Desert Sands Unified School District Series 2015 5.00%, 08/01/2038 (Pre-refunded/ETM)	1,510	1,567,215

	Principal Amount (000)	U.S. $ Value

Fontana Redevelopment Agency Successor Agency Series 2017-A 5.00%, 10/01/2031	$1,750	$1,911,022
Foothill-Eastern Transportation Corridor Agency Series 2021-C 4.00%, 01/15/2043	1,889	1,879,161
Fremont Union High School District Series 2024 5.00%, 08/01/2026(c)	1,000	1,050,801
5.00%, 08/01/2031(c)	1,605	1,871,949
5.00%, 08/01/2033(c)	1,000	1,199,688
5.00%, 08/01/2035(c)	1,000	1,208,608
Golden State Tobacco Securitization Corp. Series 2021 3.115%, 06/01/2038	2,500	2,028,562
3.85%, 06/01/2050	4,455	4,120,817
Golden State Tobacco Securitization Corp. (Golden State Tobacco Securitization Corp. Lease) Series 2021 1.40%, 06/01/2025	2,900	2,754,873
2.746%, 06/01/2034	3,165	2,664,335
Lake Elsinore Public Financing Authority Series 2015 5.00%, 09/01/2035	2,295	2,343,085
Long Beach Bond Finance Authority (Bank of America Corp.) Series 2007-A 5.00%, 11/15/2024	1,175	1,189,166
5.50%, 11/15/2037	1,000	1,164,012
Long Beach Unified School District Series 2010-A 5.00%, 08/01/2025	1,000	1,001,525
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue Series 2022 5.00%, 07/01/2025	3,000	3,110,245
Los Angeles Department of Water & Power Series 2022 5.00%, 07/01/2024	1,500	1,517,102
Los Angeles Department of Water & Power Power System Revenue Series 2014-B 5.00%, 07/01/2026 (Pre-refunded/ETM)	1,600	1,600,000
5.00%, 07/01/2027 (Pre-refunded/ETM)	2,190	2,190,000
Series 2014-C 5.00%, 07/01/2025	9,945	10,067,388
5.00%, 07/01/2026	11,725	11,854,051
Series 2015-E 5.00%, 07/01/2025	820	830,091
Series 2022 5.00%, 07/01/2042	3,000	3,409,880
Series 2022-B 5.00%, 07/01/2036	3,000	3,618,577
5.00%, 07/01/2040	2,800	3,256,415

	Principal Amount (000)	U.S. $ Value

Los Angeles Department of Water & Power System Revenue Series 2021-B 5.00%, 07/01/2041	$4,800	$5,438,087
Los Angeles Department of Water & Power Water System Revenue Series 2018-A 5.00%, 07/01/2031	1,345	1,479,990
Los Angeles Unified School District/CA Series 2009 5.75%, 07/01/2034	2,000	2,123,191
Series 2014-C 5.00%, 07/01/2027	10,365	10,444,426
Series 2016-A 5.00%, 07/01/2027	18,645	19,369,515
Series 2017-A 5.00%, 07/01/2024	1,470	1,486,760
Series 2018-B 5.00%, 07/01/2029	9,020	9,978,433
M-S-R Energy Authority (Citigroup, Inc.) Series 2009-A 6.50%, 11/01/2039	4,185	5,387,008
Series 2009-B 7.00%, 11/01/2034	2,555	3,287,739
Metropolitan Water District of Southern California Series 2021-D 4.01% (MUNIPSA + 0.14%), 07/01/2037(a)	2,900	2,895,773
Middle Fork Project Finance Authority Series 2020 5.00%, 04/01/2033	1,650	1,797,013
5.00%, 04/01/2034	1,100	1,196,797
5.00%, 04/01/2035	1,150	1,248,013
Newport Mesa Unified School District Series 2020 5.00%, 08/01/2024	1,600	1,620,756
Palm Desert Redevelopment Agency Successor Agency BAM Series 2017-A 5.00%, 10/01/2024	1,000	1,014,850
Peralta Community College District Series 2014-A 5.00%, 08/01/2028	1,820	1,837,953
Pittsburg Successor Agency Redevelopment Agency AGM Series 2016-A 5.00%, 09/01/2027	2,785	2,929,327
Port of Los Angeles Series 2014-A 5.00%, 08/01/2026	1,000	1,008,006
5.00%, 08/01/2027	1,565	1,577,337
Port of Oakland Series 2021 5.00%, 05/01/2025	4,800	4,896,638
River Islands Public Financing Authority (River Islands Public Financing Authority Community Facilities District No. 2003-1) Series 2022 4.50%, 09/01/2037	2,905	2,954,250
5.00%, 09/01/2042	2,510	2,585,554

	Principal Amount (000)	U.S. $ Value

Riverside County Public Financing Authority Series 2015 5.00%, 11/01/2028 (Pre-refunded/ETM)	$3,395	$3,540,328
Sacramento County Water Financing Authority (Sacramento County Water Agency) NATL Series 2007-B 4.348% (LIBOR 3 Month + 0.57%), 06/01/2039(a)	5,700	4,929,267
San Diego County Regional Airport Authority Series 2021-B 5.00%, 07/01/2028	5,245	5,638,690
Series 2023 5.00%, 07/01/2041	10,320	11,310,198
San Diego Unified School District/CA Series 2023-A 5.00%, 06/28/2024	16,675	16,832,620
San Francisco City & County Redevelopment Agency Successor Agency (Mission Bay South Public Imp) Series 2013-A 5.00%, 08/01/2024 (Pre-refunded/ETM)	1,500	1,504,704
San Francisco Intl Airport Series 2014-A 5.00%, 05/01/2039	5,620	5,625,667
Series 2019-A 5.00%, 05/01/2034	11,015	12,004,126
5.00%, 05/01/2035	1,000	1,087,160
Series 2019-E 5.00%, 05/01/2034	3,450	3,759,803
5.00%, 05/01/2035	3,275	3,560,448
5.00%, 05/01/2036	3,385	3,653,098
Series 2020-E 5.00%, 05/01/2037	3,815	4,140,004
Series 2021-A 5.00%, 05/01/2036	1,950	2,157,058
Series 2022-C 2.583%, 05/01/2030	1,625	1,440,589
San Mateo County Community College District Series 2015-A 5.00%, 09/01/2045 (Pre-refunded/ETM)	5,000	5,208,845
San Mateo Joint Powers Financing Authority (County of San Mateo CA Lease) Series 2019-A 5.00%, 07/15/2024	3,660	3,706,273
5.00%, 07/15/2025	5,790	6,014,186
5.00%, 07/15/2026	3,310	3,532,207
Saugus/Hart School Facilities Financing Authority (Saugus Union School District Community Facilities District No. 06-01) Series 2016 5.00%, 09/01/2029	1,000	1,036,151
5.00%, 09/01/2030	1,365	1,412,058
Southern California Public Power Authority (Los Angeles Department of Water & Power PWR) Series 2014-A 5.00%, 07/01/2030	1,030	1,040,169

	Principal Amount (000)	U.S. $ Value

Southwestern Community College District Series 2015 5.00%, 08/01/2024	$3,550	$3,592,981
5.00%, 08/01/2025	3,870	4,013,587
State of California Series 2014 5.00%, 05/01/2029	5,295	5,326,511
Series 2015-B 5.00%, 09/01/2024	3,330	3,379,160
Series 2017 5.00%, 08/01/2024	5,540	5,611,228
Series 2018 4.60%, 04/01/2038	2,000	1,928,198
Series 2019 5.00%, 04/01/2031	1,935	2,197,924
5.00%, 11/01/2031	1,310	1,456,902
5.00%, 04/01/2037	3,115	3,194,812
Series 2021 5.00%, 10/01/2024	3,000	3,050,120
Series 2022 5.00%, 09/01/2036	7,780	9,284,673
5.00%, 04/01/2042	4,630	4,946,254
Series 2023 5.00%, 09/01/2038	10,000	11,906,076
5.00%, 10/01/2042	2,625	3,031,249
6.00%, 03/01/2033	4,000	4,379,337
State of California Department of Water Resources Series 2014-A 5.00%, 12/01/2029 (Pre-refunded/ETM)	1,000	1,019,969
Sweetwater Union High School District Series 2016 5.00%, 08/01/2030	3,205	3,359,674
BAM Series 2014 5.00%, 08/01/2028	5,760	5,820,788
5.00%, 08/01/2029	2,220	2,243,046
Tobacco Securitization Authority of Northern California (Sacramento County Tobacco Securitization Corp.) Series 2021 4.00%, 06/01/2034	1,000	1,034,161
4.00%, 06/01/2036	1,015	1,032,153
4.00%, 06/01/2038	1,210	1,216,505
4.00%, 06/01/2040	1,150	1,141,759
5.00%, 06/01/2026	1,360	1,424,393
5.00%, 06/01/2027	1,500	1,600,562
5.00%, 06/01/2028	1,220	1,323,757
5.00%, 06/01/2030	1,500	1,672,822
5.00%, 06/01/2032	1,300	1,453,420
Transbay Joint Powers Authority (Transbay Joint Powers Authority Transbay Redevelopment Project Tax Increment Rev) Series 2020 5.00%, 10/01/2031	500	546,804
5.00%, 10/01/2032	450	489,191
5.00%, 10/01/2034	600	649,395
5.00%, 10/01/2035	600	646,843
5.00%, 10/01/2036	800	857,386
5.00%, 10/01/2037	700	744,879
5.00%, 10/01/2038	1,000	1,057,516

	Principal Amount (000)	U.S. $ Value

University of California Series 2014-A 5.00%, 05/15/2028	$1,000	$1,007,279
Series 2015-A 5.00%, 05/15/2024	2,280	2,299,451
Series 2017-A 5.00%, 05/15/2028	1,000	1,090,686
5.00%, 05/15/2029	3,000	3,269,984
5.00%, 05/15/2031	2,465	2,685,987
Series 2017-M 5.00%, 05/15/2031	4,000	4,349,099
Series 2023-B 4.693%, 05/15/2033	6,260	6,292,932
5.00%, 05/15/2025	3,000	3,101,936
5.00%, 05/15/2037	2,000	2,438,940
Washington Township Health Care District Series 2023-A 5.00%, 07/01/2040	400	416,952
5.00%, 07/01/2041	360	373,012
5.00%, 07/01/2042	350	360,826
5.00%, 07/01/2043	275	282,120
AGM Series 2023-B 4.125%, 08/01/2041	750	781,970
4.125%, 08/01/2042	275	284,828
4.25%, 08/01/2043	370	385,466

		835,069,861

American Samoa – 0.1%
American Samoa Economic Development Authority (Territory of American Samoa) Series 2018 6.50%, 09/01/2028(b)	735	780,236

Florida – 0.1%
Capital Trust Agency, Inc. (Franklin Academy Obligated Group) Series 2020 5.00%, 12/15/2026(b)	100	99,359
City of Tampa FL (State of Florida Cigarette Tax Revenue) Series 2020-A Zero Coupon, 09/01/2033	175	123,051
County of Osceola FL Transportation Revenue Series 2020-A Zero Coupon, 10/01/2030	150	111,693
Zero Coupon, 10/01/2031	185	131,812
Zero Coupon, 10/01/2032	100	68,173
Zero Coupon, 10/01/2033	250	162,515
Zero Coupon, 10/01/2034	270	167,177
New River Community Development District Series 2006-B 5.00%, 05/01/2013(d) (e)	405	4

		863,784

Georgia – 0.3%
Municipal Electric Authority of Georgia Series 2019 5.00%, 01/01/2032	460	494,797
5.00%, 01/01/2035	250	268,290
5.00%, 01/01/2036	1,590	1,700,418

		2,463,505

	Principal Amount (000)	U.S. $ Value

Guam – 2.2%
Antonio B Won Pat International Airport Authority Series 2021-A 2.899%, 10/01/2027	$625	$569,569
3.489%, 10/01/2031	1,120	946,313
Series 2023 5.00%, 10/01/2028	1,080	1,106,950
5.125%, 10/01/2034	140	144,832
5.375%, 10/01/2040	275	277,617
Guam Department of Education (Guam Department of Education COP) Series 2020 4.25%, 02/01/2030	1,500	1,506,769
5.00%, 02/01/2040	1,090	1,103,174
Guam Education Financing Foundation (Guam Education Financing Foundation COP) Series 2016-B 5.00%, 10/01/2026(b)	3,000	2,999,810
Guam Power Authority Series 2022-A 5.00%, 10/01/2028	3,000	3,219,246
Territory of Guam Series 2019 5.00%, 11/15/2031	450	469,124
Territory of Guam (Guam Section 30 Income Tax) Series 2016-A 5.00%, 12/01/2026	1,000	1,040,233
5.00%, 12/01/2029	455	471,508
5.00%, 12/01/2030	730	755,245
5.00%, 12/01/2032	675	698,627
Territory of Guam (Territory of Guam Business Privilege Tax) Series 2015 5.00%, 11/15/2030	2,625	2,676,209
Series 2015-D 5.00%, 11/15/2025	1,140	1,161,345
Series 2021-F 5.00%, 01/01/2031	1,000	1,084,277
Territory of Guam (Territory of Guam Hotel Occupancy Tax) Series 2021-A
5.00%, 11/01/2027	350	369,380
5.00%, 11/01/2028	455	486,368
5.00%, 11/01/2029	500	539,675
5.00%, 11/01/2030	320	347,029

		21,973,300

Illinois – 0.8%
Illinois Finance Authority (Illinois Institute of Technology) Series 2019 5.00%, 09/01/2027	100	100,391
5.00%, 09/01/2029	100	100,483
5.00%, 09/01/2032	100	100,042
5.00%, 09/01/2033	200	199,229

	Principal Amount (000)	U.S. $ Value

Metropolitan Pier & Exposition Authority Series 2017-B 5.00%, 12/15/2026	$3,250	$3,425,044
Village of Bolingbrook IL Sales Tax Revenue Series 2005 6.00%, 01/01/2026	4,450	4,169,925

		8,095,114

Kentucky – 0.5%
City of Ashland KY (Royal Blue Health LLC Obligated Group) Series 2019 5.00%, 02/01/2026	230	236,300
5.00%, 02/01/2027	260	271,652
5.00%, 02/01/2030	160	174,546
5.00%, 02/01/2031	200	214,184
Kentucky Economic Development Finance Authority (Owensboro Health, Inc. Obligated Group) Series 2017-A 5.00%, 06/01/2029	3,500	3,627,304

		4,523,986

Michigan – 0.2%
City of Detroit MI Series 2018 5.00%, 04/01/2031	1,745	1,839,646

Missouri – 0.0%
Howard Bend Levee District XLCA Series 2005 5.75%, 03/01/2025	175	176,956
5.75%, 03/01/2027	150	153,524

		330,480

Nevada – 0.0%
City of Sparks NV (City of Sparks NV Sales Tax) Series 2019-A 2.75%, 06/15/2028(b)	415	394,202

New Jersey – 1.6%
New Jersey Transportation Trust Fund Authority (New Jersey Transportation Fed Hwy Grant) Series 2016 5.00%, 06/15/2027	1,410	1,480,615
5.00%, 06/15/2029	6,660	7,001,801
Series 2018-A 5.00%, 06/15/2028	2,710	2,849,452
5.00%, 06/15/2029	1,290	1,356,205
Tobacco Settlement Financing Corp./NJ Series 2018-A 5.00%, 06/01/2025	1,000	1,021,131
5.00%, 06/01/2026	1,000	1,038,853
5.00%, 06/01/2028	1,000	1,075,299

		15,823,356

	Principal Amount (000)	U.S. $ Value

New York – 1.4%
Metropolitan Transportation Authority Series 2016-A 5.00%, 11/15/2026	$2,065	$2,185,810
Series 2017-C 5.00%, 11/15/2026	2,960	3,133,170
Series 2020-E 5.00%, 11/15/2027	3,750	4,043,823
5.00%, 11/15/2028	3,500	3,838,179
New York Transportation Development Corp. (Laguardia Gateway Partners LLC) Series 2016-A 5.00%, 07/01/2046	220	219,619

		13,420,601

Ohio – 0.1%
Buckeye Tobacco Settlement Financing Authority Series 2020-A 5.00%, 06/01/2036	1,175	1,272,500

Pennsylvania – 0.1%
Allentown Neighborhood Improvement Zone Development Authority (Allentown Neighborhood Improvement Zone Center City Investment Corp. Revenue) Series 2018 5.00%, 05/01/2033(b)	1,000	1,025,490

Puerto Rico – 0.9%
Commonwealth of Puerto Rico Series 2021-A Zero Coupon, 07/01/2024	390	382,205
Zero Coupon, 07/01/2033	1,680	1,047,341
HTA TRRB Custodial Trust Series 2022 5.25%, 07/01/2041	740	722,463
Puerto Rico Commonwealth Aqueduct & Sewer Authority Series 2020-A 5.00%, 07/01/2030(b)	2,690	2,731,717
5.00%, 07/01/2035(b)	1,735	1,751,270
Puerto Rico Electric Power Authority AGM Series 2007-V 5.25%, 07/01/2027	1,720	1,717,825
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Series 2018-A Zero Coupon, 07/01/2024	556	545,075

		8,897,896

South Carolina – 0.5%
Patriots Energy Group Financing Agency (Royal Bank of Canada) Series 2018-A 4.00%, 10/01/2048 (Pre-refunded/ETM)	5,000	5,002,546

	Principal Amount (000)	U.S. $ Value

Texas – 0.4%
Mission Economic Development Corp. (Natgasoline LLC) Series 2018 4.625%, 10/01/2031(b)	$3,205	$3,160,712
Texas Municipal Gas Acquisition and Supply Corp. I (Bank of America Corp.) Series 2008-D 6.25%, 12/15/2026	780	816,280

		3,976,992

Washington – 0.1%
Washington Health Care Facilities Authority (CommonSpirit Health) Series 2019-A 5.00%, 08/01/2031	825	902,420

Wisconsin – 0.3%
Wisconsin Public Finance Authority (UMA Education, Inc.) Series 2019 5.00%, 10/01/2025(b)	730	737,106
5.00%, 10/01/2026(b)	770	783,563
5.00%, 10/01/2027(b)	805	824,805
5.00%, 10/01/2028(b)	700	720,782
5.00%, 10/01/2029(b)	320	330,123

		3,396,379

Total Long-Term Municipal Bonds (cost $941,791,209)		930,052,294

Short-Term Municipal Notes – 1.0%
California – 1.0%
City of Irvine CA (City of Irvine CA Reassessment District No. 05-21) Series 2014 3.40%, 09/02/2050(f)	6,284	6,284,000
Irvine Ranch Water District Water Service Corp. Series 2013-A 3.40%, 10/01/2041(f)	3,670	3,670,000

Total Short-Term Municipal Notes (cost $9,954,000)		9,954,000

Total Municipal Obligations (cost $951,745,209)		940,006,294

COMMERCIAL MORTGAGE-BACKED SECURITIES – 3.5%
Agency CMBS – 0.5%
Federal Home Loan Mortgage Corp. Series 2021-ML10, Class AUS 2.032%, 01/25/2038	4,859	3,771,632
Federal Home Loan Mortgage Corp. Multifamily VRD Certificates Series 2022-ML13, Class ACA 2.875%, 07/25/2036	973	857,778

	Principal Amount (000)	U.S. $ Value

Series 2022-ML13, Class XCA 0.95%, 07/25/2036(g)	$2,628	$150,788

		4,780,198

Non-Agency Fixed Rate CMBS – 3.0%
California Housing Finance Agency Series 2019-2, Class A 4.00%, 03/20/2033	10,794	10,974,664
Series 2021-1, Class A 3.50%, 11/20/2035	9,589	9,335,389
Series 2021-2, Class A 3.75%, 03/25/2035	7,773	7,679,948
Series 2021-2, Class X 0.841%, 03/25/2035(g)	3,886	192,944
Series 2021-3, Class A 3.25%, 08/20/2036	1,936	1,820,691
Series 2021-3, Class X 0.77%, 08/20/2036(g)	3,291	173,596
City of Fort Wayne IN 10.75%, 12/01/2029(d) (h)	25	3

		30,177,235

Total Commercial Mortgage-Backed Securities (cost $40,420,557)		34,957,433

GOVERNMENTS - TREASURIES – 0.2%
United States – 0.2%
U.S. Treasury Notes 2.625%, 02/15/2029(i) (cost $2,419,578)	2,346	2,211,472

ASSET-BACKED SECURITIES – 0.2%
Autos - Fixed Rate – 0.2%
Lendbuzz Securitization Trust Series 2023-1A, Class A2 6.92%, 08/15/2028(b)	1,694	1,702,516
Tricolor Auto Securitization Trust Series 2023-1A, Class A 6.48%, 08/17/2026(b)	454	453,752

Total Asset-Backed Securities (cost $2,147,489)		2,156,268

COLLATERALIZED MORTGAGE OBLIGATIONS – 0.0%
Risk Share Floating Rate – 0.0%
Federal National Mortgage Association Connecticut Avenue Securities Series 2014-C03, Class 2M2 8.352% (SOFR + 3.01%), 07/25/2024(a)	46	46,201
Series 2014-C04, Class 1M2 10.352% (SOFR + 5.01%), 11/25/2024(a)	46	47,105
Series 2015-C02, Class 1M2 9.452% (SOFR + 4.11%), 05/25/2025(a)	27	27,418

	Principal Amount (000)	U.S. $ Value

Series 2015-C03, Class 1M2 10.452% (SOFR + 5.11%), 07/25/2025(a)	$26	$27,699
Series 2016-C01, Class 1M2 12.202% (SOFR + 6.86%), 08/25/2028(a)	72	77,012
Series 2016-C02, Class 1M2 11.452% (SOFR + 6.11%), 09/25/2028(a)	33	34,434

Total Collateralized Mortgage Obligations (cost $251,500)		259,869

Total Investments – 98.3% (cost $996,984,333)(j)		979,591,336
Other assets less liabilities – 1.7%		16,537,408

Net Assets – 100.0%		$996,128,744

CENTRALLY CLEARED INFLATION (CPI) SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
USD	5,605	01/15/2025	2.565%	CPI#	Maturity	$523,925	$—	$523,925
USD	3,100	01/15/2025	4.028%	CPI#	Maturity	99,434	—	99,434
USD	2,803	01/15/2025	2.613%	CPI#	Maturity	256,534	—	256,534
USD	2,802	01/15/2025	2.585%	CPI#	Maturity	259,612	—	259,612
USD	12,110	01/15/2026	CPI#	3.720%	Maturity	(335,714)	—	(335,714)
USD	8,400	01/15/2027	CPI#	3.320%	Maturity	(322,699)	—	(322,699)
USD	4,540	01/15/2027	CPI#	3.466%	Maturity	(132,440)	(6,787)	(125,653)
USD	15,980	01/15/2028	0.735%	CPI#	Maturity	3,401,681	—	3,401,681
USD	10,130	01/15/2029	CPI#	3.290%	Maturity	(244,076)	—	(244,076)
USD	8,210	01/15/2029	CPI#	3.735%	Maturity	114,186	—	114,186
USD	4,115	01/15/2030	1.572%	CPI#	Maturity	684,821	—	684,821
USD	4,115	01/15/2030	1.587%	CPI#	Maturity	679,057	—	679,057
USD	4,900	01/15/2031	2.782%	CPI#	Maturity	292,264	—	292,264
USD	4,500	01/15/2031	2.680%	CPI#	Maturity	314,288	—	314,288
USD	3,950	01/15/2031	2.989%	CPI#	Maturity	152,955	—	152,955
USD	4,300	01/15/2032	CPI#	3.064%	Maturity	(105,345)	—	(105,345)
USD	4,180	04/15/2032	CPI#	2.909%	Maturity	(158,342)	—	(158,342)

						$5,480,141	$(6,787)	$5,486,928

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

CENTRALLY CLEARED INTEREST RATE SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
USD	8,500	07/31/2030	1 Day SOFR	4.656%	Annual	$569,820	$—	$569,820
USD	3,900	07/31/2030	1 Day SOFR	4.016%	Annual	100,684	—	100,684
USD	10,000	11/01/2030	1 Day SOFR	4.518%	Annual	611,330	—	611,330
USD	28,000	04/15/2032	3.120%	1 Day SOFR	Annual	1,139,726	—	1,139,726

						$2,421,560	$—	$2,421,560

CREDIT DEFAULT SWAPS

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at December 31, 2023	Notional Amount (000)			Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Sale Contracts
Citigroup Global Markets, Inc.
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00%	Monthly	7.50%	USD	185		$(23,978)	$(21,980)	$(1,998)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	56		(7,272)	(5,082)	(2,190)
Credit Suisse International
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	0	**	(60)	(53)	(7)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	31		(3,966)	(2,797)	(1,169)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	316		(40,985)	(28,186)	(12,799)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	383		(49,578)	(35,011)	(14,567)
Goldman Sachs International
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	499		(64,662)	(43,183)	(21,479)

							$(190,501)	$(136,292)	$(54,209)

*	Termination date

INTEREST RATE SWAPS

				Rate Type
Swap Counterparty	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Citibank, NA	USD	12,395	10/09/2029	1.125%	SIFMA*	Quarterly	$1,060,894	$—	$1,060,894

*	Variable interest rate based on the Securities Industry & Financial Markets Association (SIFMA) Municipal Swap Index.

**	Notional amount less than 500.
(a)	Floating Rate Security. Stated interest/floor/ceiling rate was in effect at December 31, 2023.
(b)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At December 31, 2023, the aggregate market value of these securities amounted to $102,719,515 or 10.3% of net assets.

(c)	When-Issued or delayed delivery security.
(d)	Non-income producing security.
(e)	Defaulted matured security.
(f)

Variable Rate Demand Notes are instruments whose interest rates change on a specific date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). This instrument is payable on demand and is secured by letters of credit or other credit support agreements from major banks.

(g)	IO - Interest Only.
(h)	Defaulted.
(i)	Position, or a portion thereof, has been segregated to collateralize OTC derivatives outstanding.
(j)

As of December 31, 2023, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $23,328,252 and gross unrealized depreciation of investments was $(31,806,076), resulting in net unrealized depreciation of $(8,477,824).

As of December 31, 2023, the Portfolio’s percentages of investments in municipal bonds that are insured and in insured municipal bonds that have been pre-refunded or escrowed to maturity are 2.7% and 0.0%, respectively.

Glossary:

AGM – Assured Guaranty Municipal

BAM – Build American Mutual

CDX-CMBX.NA – North American Commercial Mortgage-Backed Index

CMBS – Commercial Mortgage-Backed Securities

COP – Certificate of Participation

ETM – Escrowed to Maturity

LIBOR – London Interbank Offered Rate

MUNIPSA – Municipal Swap Index

NATL – National Interstate Corporation

SOFR – Secured Overnight Financing Rate

SRF – State Revolving Fund

XLCA – XL Capital Assurance Inc.

Sanford C. Bernstein Fund, Inc.

California Municipal Portfolio

December 31, 2023 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

Valuations of mortgage-backed or other asset backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset backed securities for which management has collected current observable data through pricing services are generally categorized within Level 2. Those investments for which current observable data has not been provided are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of December 31, 2023:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets:
Long-Term Municipal Bonds	$—	$930,052,294	$—	$930,052,294
Short-Term Municipal Notes	—	9,954,000	—	9,954,000
Commercial Mortgage-Backed Securities	—	34,957,433	—	34,957,433
Governments - Treasuries	—	2,211,472	—	2,211,472
Asset-Backed Securities	—	2,156,268	—	2,156,268
Collateralized Mortgage Obligations	—	259,869	—	259,869

Total Investments in Securities	—	979,591,336	—	979,591,336
Other Financial Instruments(a):
Assets:
Centrally Cleared Inflation (CPI) Swaps	—	6,778,757	—	6,778,757
Centrally Cleared Interest Rate Swaps	—	2,421,560	—	2,421,560
Interest Rate Swaps	—	1,060,894	—	1,060,894
Liabilities:
Centrally Cleared Inflation (CPI) Swaps	—	(1,298,616)	—	(1,298,616)
Credit Default Swaps	—	(190,501)	—	(190,501)

Total	$—	$988,363,430	$—	$988,363,430

(a)

Other financial instruments include reverse repurchase agreements and derivative instruments, such as futures, forwards and swaps. Derivative instruments are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.